Post-Retirement Benefit Obligations - Summary of Expected Contributions of Post-retirement Benefit Obligations (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 4,079	¥ 4,169
Less than 1 year [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	165	165
2 to 5 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	660	661
Between 6 and 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	805	809
Over 10 years [member]
Disclosure of defined benefit plans [Line Items]
Expected payments	¥ 2,449	¥ 2,534